LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.07%
Australia–1.54%
Aurizon Holdings Ltd.	5,940,283	$ 13,379,663
		13,379,663
France–8.56%
Bouygues SA	455,769	15,371,297
Cie de Saint-Gobain	209,910	11,932,033
Dassault Aviation SA	38,009	7,519,323
Kering SA	19,613	12,796,061
Sanofi	246,792	26,771,679
		74,390,393
Germany–8.22%
Allianz SE	103,683	23,933,773
Continental AG	192,269	14,406,600
Evonik Industries AG	871,506	18,335,725
HeidelbergCement AG	202,085	14,755,668
		71,431,766
Hong Kong–5.89%
CK Hutchison Holdings Ltd.	4,051,000	25,062,110
Jardine Matheson Holdings Ltd.	264,200	12,851,275
WH Group Ltd.	22,194,862	13,231,391
		51,144,776
Italy–7.34%
Enel SpA	4,707,951	28,713,541
Eni SpA	863,730	12,045,893
Snam SpA	4,340,006	23,010,861
		63,770,295
Japan–28.07%
FUJIFILM Holdings Corp.	354,200	17,980,235
Fujitsu Ltd.	163,300	22,066,772
Hitachi Ltd.	234,200	12,871,792
Honda Motor Co. Ltd.	852,900	22,560,198
Kao Corp.	124,200	4,834,518
Kyocera Corp.	291,700	15,216,803
MINEBEA MITSUMI, Inc.	273,700	5,226,711
Mitsubishi Electric Corp.	1,315,500	15,720,393
Nippon Telegraph & Telephone Corp.	486,900	14,549,894
Secom Co. Ltd.	225,200	13,878,551
Sekisui Chemical Co. Ltd.	1,008,500	14,323,175
Sony Group Corp.	310,500	28,281,390
Sumitomo Metal Mining Co. Ltd.	143,700	5,498,524
Takeda Pharmaceutical Co. Ltd.	787,600	25,867,572
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	500,600	$ 9,634,018
Toyota Industries Corp.	274,900	15,314,964
		243,825,510
Netherlands–2.66%
Koninklijke Philips NV	1,259,954	23,141,419
		23,141,419
Singapore–4.26%
Singapore Telecommunications Ltd.	5,356,300	9,924,530
United Overseas Bank Ltd.	1,209,181	27,120,768
		37,045,298
Spain–3.23%
Banco Santander SA	7,519,262	28,020,375
		28,020,375
Sweden–1.20%
Telia Co. AB	4,102,661	10,417,729
		10,417,729
Switzerland–2.90%
Novartis AG	274,148	25,171,863
		25,171,863
Taiwan–0.84%
Taiwan Semiconductor Manufacturing Co. Ltd.	417,000	7,307,761
		7,307,761
United Kingdom–24.36%
Associated British Foods PLC	769,724	18,471,743
BP PLC	3,398,501	21,480,289
GSK PLC	1,207,265	21,331,543
Imperial Brands PLC	874,001	20,098,218
Kingfisher PLC	5,490,101	17,746,773
Lloyds Banking Group PLC	46,848,169	27,544,240
Shell PLC	755,359	21,526,651
SSE PLC	911,618	20,341,695
Tesco PLC	6,244,642	20,472,619
WPP PLC	1,902,763	22,606,553
		211,620,324
Total Common Stock (Cost $766,803,108)		860,667,172

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.07% (Cost $766,803,108)	$860,667,172
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	8,074,210
NET ASSETS APPLICABLE TO 55,688,141 SHARES OUTSTANDING–100.00%	$868,741,382
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$13,379,663	$—	$13,379,663
France	—	74,390,393	—	74,390,393
Germany	—	71,431,766	—	71,431,766
Hong Kong	—	51,144,776	—	51,144,776
Italy	—	63,770,295	—	63,770,295
Japan	—	243,825,510	—	243,825,510
Netherlands	—	23,141,419	—	23,141,419
Singapore	—	37,045,298	—	37,045,298
Spain	—	28,020,375	—	28,020,375
Sweden	—	10,417,729	—	10,417,729
Switzerland	—	25,171,863	—	25,171,863
Taiwan	—	7,307,761	—	7,307,761
United Kingdom	—	211,620,324	—	211,620,324
Total Investments	$—	$860,667,172	$—	$860,667,172
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP Mondrian International Value Fund–4